Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net Earnings	$ 39.1	$ 55.3
Reconciliation of net earnings to net cash provided by operating activities:
Depreciation and amortization	46.9	43.8
Goodwill and Intangible Asset Impairment	0	32.1
Stock based compensation	2.2	1.0
Deferred income taxes	(8.6)	(24.6)
Other, net	(1.4)	(7.0)
Net changes in operating assets and liabilities:
Accounts receivable, net	(47.8)	59.0
Receivable from Ralcorp	36.8	(40.5)
Inventories	(11.1)	(18.3)
Prepaid expenses and other current and non-current assets	0	0.6
Accounts payable and other current and non-current liabilities	36.4	2.7
Net cash provided by operating activities	95.3	118.1
Cash Flows from Investing Activities:
Payments for capital expenditures	(22.3)	(9.8)
Net cash used in investing activities	(22.3)	(9.8)
Cash Flows from Financing Activities:
Proceeds from issuance of Senior Notes	775.0	0
Proceeds from Issuance of Other Long-term Debt	175.0	0
Payment to Ralcorp	(900.0)	0
Repayments of Long-term Debt	(2.2)	0
Change in net investment of Ralcorp	(29.4)	(106.6)
Payments of debt issuance costs	(17.7)	0
Changes in intercompany debt	7.8	0
Net cash provided by (used in) financing activities	8.5	(106.6)
Effect of exchange rate changes on cash and cash equivalents	0.3	0.5
Net increase in cash and cash equivalents	81.8	2.2
Cash and cash equivalents, beginning of period	1.7	4.8
Cash and cash equivalents	$ 83.5	$ 7.0